UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London
          W1U 3RW

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  0207-534-6002


Signature, Place and Date of Signing:

/s/ Joy-Isabelle Besse        London, United Kingdom         October 30, 2008
-------------------------     ----------------------        -------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total: $ 740,957
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2   COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8

                             TITLE                   VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER             OF CLASS    CUSIP        (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE      SHARED  NONE
ALTRIA GROUP INC             COM       02209S103     37,362         1,883,186 SH        SOLE        NONE      1,883,186
CLOROX CO DEL                COM       189054109     81,520         1,300,363 SH        SOLE        NONE      1,300,363
CHOICE HOTELS INTL INC       COM       169905106      2,535            93,535 SH        SOLE        NONE         93,535
DOMINOS PIZZA INC            COM       25754A201     70,108         5,774,953 SH        SOLE        NONE      5,774,953
DR PEPPER SNAPPLE GROUP INC  COM       26138E109    232,034         8,762,608 SH        SOLE        NONE      8,762,608
GANNETT INC                  COM       364730101     57,046         3,373,519 SH        SOLE        NONE      3,373,519
KIMBERLY CLARK CORP          COM       494368103    227,040         3,501,548 SH        SOLE        NONE      3,501,548
LEE ENTERPRISES INC          COM       523768109     13,844         3,955,496 SH        SOLE        NONE      3,955,496
PHILIP MORRIS INTL INC       COM       718172109     19,467           404,722 SH        SOLE        NONE        404,722








SK 21623 0002 932290
10/27/08 02:03 PM